NOTE 12: CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
CONVERTIBLE DEBENTURES

NOTE 12: CONVERTIBLE DEBENTURES

Convertible debentures consist of the following:

	As at December 31,
	2018	2017	2016
Balance, beginning of period	$1,835,225	$468,329	$143,341
Proceeds from Issuance of convertible debentures (a)(b)(c)(d)(e)(f)(g)	442,437	1,621,791	101,124
Amount allocated to conversion option (g)(h)	(172,386)	(1,047,347)
Amount converted to units (a)(b)(c)(d)(e)(f)(g)	(2,129,728)	–	–
Interest expense	57,397	125,079	33,942
Accretion expense	241,521	667,373	189,922
	$274,466	$1,835,225	$468,329

During the year ended December 31, 2018, the Company recognized a $890,136 gain (2017 - $nil, 2016 - $nil) on revaluation of the convertible debentures.

a)	On March 1, 2017, the Company raised $1,010,314 through the issue of convertible debentures net of finder fees, expiring on March 1, 2018. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to C$0.39 ($0.30). The fair value of the conversion feature at the grant date was estimated at $653,626 using the Black-Scholes option pricing model with the following assumptions: a one year expected average life, share price of $0.0056 (C$0.0075); 100% volatility; risk-free interest rate of 0.76%; and an expected dividend yield of 0%.

b)	On June 26, 2017, the Company raised $130,000 through the issue of convertible debentures, expiring on June 26, 2018. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to C$0.39 ($0.30). The fair value of the conversion feature at the grant date was estimated at $82,332 using the Black-Scholes option pricing model with the following assumptions: a one year expected average life, share price of $0.0056 (C$0.0075); 100% volatility; risk-free interest rate of 0.76%; and an expected dividend yield of 0%.

c)	On July 31, 2017, the Company raised $115,000 through the issue of convertible debentures, expiring on July 31, 2018. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to C$0.39 ($0.30). The fair value of the conversion feature at the grant date was estimated at $72,831 using the Black-Scholes option pricing model with the following assumptions: a one year expected average life, share price of $0.0056 (C$0.0075); 100% volatility; risk-free interest rate of 0.76%; and an expected dividend yield of 0%.

d)	On July 31, 2017, the Company converted accounts payable in the aggregate amount of $268,366 into convertible debentures expiring on July 31, 2018. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to C$0.39 ($0.30). The fair value of the conversion feature at the grant date was estimated at $169,959 using the Black-Scholes option pricing model with the following assumptions: a one year expected average life, share price of $0.0056 (C$0.0075); 100% volatility; risk-free interest rate of 0.76%; and an expected dividend yield of 0%.

e)	On July 31, 2017, three outstanding notes payable in the aggregate amount of $58,111 were converted into convertible debentures expiring on July 31, 2018. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to C$0.39 ($0.30). The fair value of the conversion feature at the grant date was estimated at $34,832 using the Black-Scholes option pricing model with the following assumptions: a one year expected average life, share price of $0.0056 (C$0.0075); 100% volatility; risk-free interest rate of 0.76%; and an expected dividend yield of 0%.

f)	On August 22, 2017, the Company raised $40,000 through the issue of convertible debentures, expiring on August 22, 2018. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to C$0.39 ($0.30). The fair value of the conversion feature at the grant date was estimated at $25,332 using the Black-Scholes option pricing model with the following assumptions: a one year expected average life, share price of $0.0056 (C$0.0075); 100% volatility; risk-free interest rate of 0.76%; and an expected dividend yield of 0%.

g)	On September 27, 2018, the Company raised $442,437 (C$575,060) through the issue of convertible debentures, expiring on September 27, 2019. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to $0.14 (C$0.19). The fair value of the conversion feature at the grant date was estimated at $172,386 using the Black-Scholes option pricing model with the following assumptions: a one year expected average life, share price of $0.14 (C$0.18); 100% volatility; risk-free interest rate of 1.66%; and an expected dividend yield of 0%. The conversion feature as at December 31, 2018 was valued at $22,565 using the Black Scholes option pricing model with the following assumptions: 0.75 year expected average life, share price of C$0.095; 100% volatility; risk-free interest rate of 1.85%; and an expected dividend yield of 0%. The gain on change in fair value of conversion feature of $146,201 has been recorded on the statement of loss and comprehensive loss.

h)	The conversion feature was not revalued at December 31, 2017 as the conversion price was dependent on completion of the Transaction. As a result of the Transaction, the fair value of the conversion options associated with the convertible debenture issuances during the year ended December 31, 2017 were deemed to be $nil as the convertible debentures outstanding on the date of the Transaction were all converted to common shares of the Company. Accordingly, the Company recognized a gain on change on change in fair value of conversion feature of $1,047,347 for the year ended December 31, 2018.